Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross carrying amount - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount, Beginning balance	$ 66,166	$ 68,694
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets	3,857	(3,486)
Write-off
Foreign Exchange adjustments and others	662	958
Gross carrying amount, Ending balance	70,685	66,166
ECL allowance, Beginning balance	101	106
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	1,252	47
Write-off
Foreign Exchange adjustments and others	1	(52)
ECL allowance, Ending balance	1,354	101
Individual [Member] | Stage 1 [Member]
Gross carrying amount, Beginning balance	66,166	63,745
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets	3,857	1,428
Write-off
Foreign Exchange adjustments and others	662	993
Gross carrying amount, Ending balance	70,685	66,166
ECL allowance, Beginning balance	101	88
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	1,252	65
Write-off
Foreign Exchange adjustments and others	1	(52)
ECL allowance, Ending balance	1,354	101
Individual [Member] | Stage 2 [Member]
Gross carrying amount, Beginning balance		4,949
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets		(4,914)
Write-off
Foreign Exchange adjustments and others		(35)
Gross carrying amount, Ending balance
ECL allowance, Beginning balance		18
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk		(18)
Write-off
Foreign Exchange adjustments and others
ECL allowance, Ending balance
Individual [Member] | Stage 3 [Member]
Gross carrying amount, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets
Write-off
Foreign Exchange adjustments and others
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk
Write-off
Foreign Exchange adjustments and others
ECL allowance, Ending balance